Note 9 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Fiscal Year:
	2022	2021
Current:
Federal	$4,780	$13,121
State	3,383	4,145
Total	8,163	17,266

Deferred:
Federal	$7,017	$13,486
State	44	3,164
Total	7,061	16,650
Total income taxes	$15,224	$33,916

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Fiscal Year:
	2022	2021
Computed (expected tax rate)	21.0%	21.0%
State income taxes (net of federal tax benefit)	3.7%	3.1%
Federal credits	-0.8%	-0.3%
Reduction to uncertain tax positions	0.0%	-0.1%
Permanent differences	0.1%	0.0%
State credit expiration	0.9%	0.0%
Change in valuation allowance	-1.1%	0.2%
Federal return to accrual	-0.9%	0.0%
Federal net operating loss (NOL) carryback rate difference	0.0%	-2.8%
Interest received on federal NOL carryback	-0.3%	-0.2%
Other	0.4%	0.3%
Effective income tax rate	23.0%	21.2%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of:
	March 31,	March 31,
	2022	2021
Deferred income tax assets:
Future tax credits	$5,244	$5,884
Inventory valuation	3,098	2,204
Employee benefits	2,191	2,063
Insurance	345	685
Other comprehensive loss	8,975	6,511
Interest	3	4
Prepaid revenue	374	463
Net operating loss and other tax attribute carryovers	610	85
Equity investment basis difference	-	1,589
Other	-	815
Total assets	20,840	20,303
Deferred income tax liabilities:
Property basis and depreciation difference	21,807	17,975
Intangibles	17	33
Right of use assets	5,764	4,371
Pension	21,253	21,556
Other	1,012	-
Total liabilities	49,853	43,935
Valuation allowance - noncurrent	3,931	4,674
Net deferred income tax liability	$(32,944)	$(28,306)

Summary of Income Tax Contingencies [Table Text Block]
	As of:
	March 31,	March 31,
	2022	2021
Beginning balance	$376	$2,065
Tax positions related to current year:
Additions	160	279
Tax positions related to prior years:
Additions	215	34
Reductions	-	(1,626)
Lapses in statues of limitations	(75)	(376)
Balance as of March 31,	$676	$376